Schedule of revenue by geography (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	[1]	$ 6,534
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		5,505
TAIWAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		833
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 196

[1]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.